Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2020	Oct. 31, 2020	May 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 21, 2022	Apr. 30, 2021	Jan. 31, 2021
Class of Warrant or Right [Line Items]
Share Price				$ 6.11
Warrant liabilities				$ 47,916		$ 7,844
Change in fair value of warrant liabilities				25,959	$ 908	$ 6,064	$ 292
Warrant contractual term	5 years	10 years	5 years
Medium-term Notes | 2020 Loan and Security Agreement
Class of Warrant or Right [Line Items]
Term loan amount		$ 15
Series B-1
Class of Warrant or Right [Line Items]
Share Price		$ 3.9760	$ 3.9760		$ 3.9760	$ 3.9760	$ 12.4168		$ 12.4168	$ 12.4168
May 2020 Warrants
Class of Warrant or Right [Line Items]
Percentage of coverage to purchase warrants			5.00%
Warrant term			5 years
Series B-1
Class of Warrant or Right [Line Items]
Change in fair value of warrant liabilities				106	$ 123
Junior
Class of Warrant or Right [Line Items]
Change in fair value of warrant liabilities				$ 0	$ 785
Warrant contractual term	5 years
Exercise price of warrants (in dollars per share)	$ 3.9760
Exercise price of warrants or rights extended value cap	$ 5,000
Fixed monetary amount	$ 5,000
Class of warrant outstanding (in shares)	3,122,931
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant term								5 years
Exercise price of warrants (in dollars per share)				$ 11.50				$ 11.50
Class of warrant outstanding (in shares)				7,386,667		0
Public Warrants
Class of Warrant or Right [Line Items]
Warrant term				5 years
Exercise price of warrants (in dollars per share)				$ 11.50
Class of warrant outstanding (in shares)				18,466,604		0		13,800,000
Public Warrants | Motive Fund Vehicles Investor
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)								$ 11.50
Class of warrant outstanding (in shares)								4,666,664
October 2020 Warrants
Class of Warrant or Right [Line Items]
Warrant liabilities		$ 3,513
Warrant contractual term		10 years